Borrowings - Convertible Notes (Details) $ in Thousands, $ in Thousands	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 27, 2023 AUD ($) NotesSeries	Jun. 27, 2023 USD ($) NotesSeries	Apr. 13, 2023 AUD ($) NotesSeries	Apr. 13, 2023 USD ($) NotesSeries	Feb. 15, 2023 AUD ($) NotesSeries $ / NotesSeries	Feb. 15, 2023 USD ($) NotesSeries $ / NotesSeries	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 USD ($)	Apr. 27, 2021 AUD ($) NotesSeries	Apr. 27, 2021 USD ($) NotesSeries	Aug. 11, 2020 AUD ($) NotesSeries $ / NotesSeries	Aug. 11, 2020 USD ($) NotesSeries $ / NotesSeries	Jun. 30, 2020 AUD ($)	Jun. 30, 2020 USD ($)	Sep. 25, 2019 AUD ($) NotesSeries	Sep. 25, 2019 USD ($) NotesSeries	Sep. 10, 2019 AUD ($) NotesSeries	Sep. 10, 2019 USD ($) NotesSeries	Jun. 12, 2018 AUD ($) NotesSeries	Jun. 12, 2018 USD ($) NotesSeries	May 28, 2018 AUD ($) NotesSeries	May 28, 2018 USD ($) NotesSeries	May 23, 2018 AUD ($) NotesSeries	May 23, 2018 USD ($) NotesSeries	Mar. 23, 2018 AUD ($) NotesSeries	Mar. 23, 2018 USD ($) NotesSeries	Feb. 26, 2018 AUD ($) NotesSeries	Feb. 26, 2018 USD ($) NotesSeries	Feb. 07, 2018 AUD ($) NotesSeries	Feb. 07, 2018 USD ($) NotesSeries	Jan. 31, 2018 AUD ($) NotesSeries	Jan. 31, 2018 USD ($) NotesSeries	Jan. 18, 2018 AUD ($) NotesSeries $ / NotesSeries	Jan. 18, 2018 USD ($) NotesSeries $ / NotesSeries	Jun. 30, 2017 AUD ($)	Jun. 30, 2017 USD ($)	Nov. 23, 2016 AUD ($) NotesSeries	Nov. 23, 2016 USD ($) NotesSeries	Sep. 15, 2016 AUD ($) NotesSeries	Sep. 15, 2016 USD ($) NotesSeries	Jun. 30, 2016 AUD ($) NotesSeries $ / NotesSeries	Jun. 30, 2016 USD ($) NotesSeries $ / NotesSeries
Borrowings
Total Face value	$ 29,030	$ 20,351
Convertible Note 3
Borrowings
Face Value per note | $ / NotesSeries																																											3.4934	3.4934
Total Face value																																					$ 9,863	$ 6,890
Loan-Convertible Note 3, tranche 1
Borrowings
No. of notes issued																																											26,802	26,802
Total Face value																																											$ 9,363	$ 6,548
Loan-Convertible Note 3, tranche 2
Borrowings
No. of notes issued																																									715	715
Total Face value																																									$ 250	$ 172
Loan-Convertible Note 3, tranche 3
Borrowings
No. of notes issued																																							715	715
Total Face value																																							$ 250	$ 170
Convertible Note 4
Borrowings
Face Value per note | $ / NotesSeries																																			0.1768	0.1768
Total Face value															$ 6,357	$ 4,651
Loan-Convertible Note 3, tranche 1
Borrowings
No. of notes issued																																			62,216	62,216
Total Face value																																			$ 1,100	$ 876
Loan-Convertible Note 3, tranche 2
Borrowings
No. of notes issued																																	5,656	5,656
Total Face value																																	$ 100	$ 81
Loan-Convertible Note 3, tranche 3
Borrowings
No. of notes issued																															11,312	11,312
Total Face value																															$ 200	$ 158
Loan-Convertible Note 3, tranche 4
Borrowings
No. of notes issued																													8,484	8,484
Total Face value																													$ 150	$ 118
Loan-Convertible Note 3, tranche 5
Borrowings
No. of notes issued																											25,452	25,452
Total Face value																											$ 450	$ 347
Loan-Convertible Note 3, tranche 6
Borrowings
No. of notes issued																									11,313	11,313
Total Face value																									$ 200	$ 151
Loan-Convertible Note 3, tranche 7
Borrowings
No. of notes issued																							11,313	11,313
Total Face value																							$ 200	$ 152
Loan-Convertible Note 3, tranche 8
Borrowings
No. of notes issued																					47,511	47,511
Total Face value																					$ 840	$ 640
Loan-Convertible Note 3, tranche 9
Borrowings
No. of notes issued																			105,602	105,602
Total Face value																			$ 1,867	$ 1,280
Loan-Convertible Note 3, tranche 10
Borrowings
No. of notes issued																	70,701	70,701
Total Face value																	$ 1,250	$ 848
Convertible Note 5
Borrowings
Face Value per note | $ / NotesSeries													0.0001	0.0001
Total Face value									$ 1,750	$ 1,310
Loan-Convertible Note 5, tranche 1
Borrowings
No. of notes issued													87,500,000	87,500,000
Total Face value													$ 875	$ 628
Loan-Convertible Note 5, tranche 2
Borrowings
No. of notes issued											87,500,000	87,500,000
Total Face value											$ 875	$ 682
Senior Convertible Note
Borrowings
Face Value per note | $ / NotesSeries							0.010	0.010
Total Face value	$ 11,060	$ 7,500
Loan-Senior Convertible Note, tranche 1
Borrowings
No. of notes issued							2,500,000	2,500,000
Total Face value							$ 3,604	$ 2,500
Loan-Senior Convertible Note , tranche 2
Borrowings
No. of notes issued					2,500,000	2,500,000
Total Face value					$ 3,731	$ 2,500
Loan-Senior Convertible Note, tranche 3
Borrowings
No. of notes issued			2,500,000	2,500,000
Total Face value			$ 3,725	$ 2,500